Consolidated Schedule of Investments (unaudited) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 0.9%
Tesla, Inc.(a)(b)	84,137	$14,790,443

Broadline Retail — 1.4%
MercadoLibre, Inc.(b)	16,207	24,504,336

Communications Equipment — 0.8%
Accton Technology Corp.	934,000	13,384,685

Consumer Finance — 1.3%
Kaspi.KZ JSC, ADR	171,253	22,029,986

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $7,113,729)(b)(c)(d)	4,651	—

Electrical Equipment — 0.5%
Vertiv Holdings Co., Class A	111,902	9,139,036

Electronic Equipment, Instruments & Components — 4.8%
Cognex Corp.	191,464	8,121,903
Coherent Corp.(b)	202,538	12,277,854
E Ink Holdings, Inc.	929,000	6,592,213
Jabil, Inc.	173,856	23,288,011
Lotes Co. Ltd.	215,000	9,302,348
TDK Corp.	225,200	11,059,115
Yageo Corp.	549,000	10,187,405

		80,828,849

Entertainment — 3.0%
Nintendo Co., Ltd.	210,600	11,491,308
Spotify Technology SA(b)	82,372	21,737,971
Take-Two Interactive Software, Inc.(b)	120,474	17,889,184

		51,118,463

Financial Services — 0.5%
Wise PLC, Class A(b)	764,940	8,941,657

Health Care Technology — 0.3%
Schrodinger, Inc./United States(b)	198,205	5,351,535

Hotels, Restaurants & Leisure — 0.4%
Expedia Group, Inc.(b)	42,241	5,818,698

Interactive Media & Services — 2.5%
Kakao Corp.	243,330	9,835,521
Pinterest, Inc., Class A(b)	344,954	11,959,555
Reddit, Inc., Class A(b)(e)	425,066	20,964,255

		42,759,331

IT Services — 5.7%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)(b)(c)(d)	400,000	17,540,000
Cloudflare, Inc., Class A(b)	107,306	10,390,440
CNEX Labs, Inc., (Acquired 12/14/21, Cost: $5,699,998)(b)(c)(d)	1,161,804	429,867
Farmer’s Business Network, Inc.(b)(c)	361,834	1,306,221
Globant SA(b)	25,710	5,190,849
Klarna Holdings AB, Ordinary Shares, (Acquired 08/07/19, Cost: $23,354,997)(b)(c)(d)	86,839	28,000,385
MongoDB, Inc., Class A(b)(f)	69,110	24,785,610
NEC Corp.	126,300	9,220,574

		96,863,946

Machinery — 0.4%
Harmonic Drive Systems, Inc.	267,200	7,119,747

Security	Shares	Value

Media — 1.5%
Informa PLC	2,469,178	$25,906,631

Professional Services — 2.0%
Legalzoom.com, Inc.(b)	619,911	8,269,613
Wolters Kluwer NV, Class C	162,341	25,420,943

		33,690,556

Semiconductors & Semiconductor Equipment — 27.1%
Alchip Technologies Ltd.	159,000	15,734,060
Alphawave IP Group PLC(b)(e)	4,448,811	9,826,365
Amkor Technology, Inc.	279,389	9,007,501
ARM Holdings PLC, ADR(b)(e)	137,444	17,179,126
ASM International NV	44,974	27,542,175
Astera Labs, Inc.(b)	208,904	15,498,588
BE Semiconductor Industries NV	142,776	21,870,215
Credo Technology Group Holding Ltd.(b)	1,243,561	26,351,058
eMemory Technology, Inc.	106,000	7,958,789
King Yuan Electronics Co., Ltd.	2,492,000	8,258,057
Kokusai Electric Corp.	282,400	7,249,727
Lasertec Corp.	69,800	19,273,616
Lattice Semiconductor Corp.(b)	149,096	11,663,780
Marvell Technology, Inc.(f)	323,265	22,913,023
Monolithic Power Systems, Inc.(f)	33,718	22,841,248
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)(b)(c)(d)	10,189	—
NVIDIA Corp.(a)(f)	147,149	132,957,950
Phison Electronics Corp.	519,000	11,194,223
Rambus, Inc.(b)	277,371	17,144,302
SK Hynix, Inc.	301,323	40,959,784
SOITEC(b)	69,435	7,170,207
Wolfspeed, Inc.(b)(f)	254,047	7,494,386

		460,088,180

Software — 18.6%
Altair Engineering, Inc., Class A(b)	58,601	5,048,476
Altium Ltd.	475,376	20,192,661
Confluent, Inc., Class A(b)	319,955	9,765,027
CyberArk Software Ltd.(b)	34,734	9,226,392
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(b)(c)(d)	343,659	27,942,913
Datadog., Inc., Class A(b)	104,388	12,902,357
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(b)(c)(d)	92,093	425,470
HashiCorp, Inc., Class A(b)	377,690	10,178,745
Informatica, Inc., Class A(b)	304,127	10,644,445
Kinaxis, Inc.(b)	77,572	8,819,230
Klaviyo, Inc., Series A(b)(e)	275,072	7,008,835
Manhattan Associates, Inc.(b)	40,499	10,134,065
Monday.com Ltd.(b)	43,107	9,736,578
Money Forward, Inc.(b)	186,300	8,310,357
Nutanix, Inc., Class A(b)	169,850	10,483,142
Palo Alto Networks, Inc.(b)	23,594	6,703,763
PTC, Inc.(b)	52,631	9,944,101
Samsara, Inc., Class A(b)	443,685	16,766,856
SentinelOne, Inc., Class A(b)	442,490	10,314,442
SiteMinder Ltd.(b)	2,966,903	10,884,060
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(b)(c)(d)	500,250	3,811,905
Snyk Ltd., Ordinary Shares, (Acquired 11/02/20, Cost: $9,287,400)(b)(c)(d)	1,267,643	12,524,313
Synopsys, Inc.(b)(f)	88,472	50,561,748
Workday, Inc., Class A(b)	32,907	8,975,384

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Xero Ltd.(b)	187,480	$16,278,779
Zscaler, Inc.(b)	41,778	8,047,696

		315,631,740

Technology Hardware, Storage & Peripherals — 4.7%
Pure Storage, Inc., Class A(b)	601,315	31,262,367
Super Micro Computer, Inc.(b)	20,400	20,604,612
Western Digital Corp.(b)	234,433	15,997,708
Wiwynn Corp.	168,000	11,504,014

		79,368,701

Total Common Stocks — 76.4% (Cost: $818,682,947)		1,297,336,520

Preferred Securities

Preferred Stocks — 25.0%(b)(c)

Communications Equipment — 0.6%
Astranis Space Technologies Corp., Series C	893,297	9,933,463

Consumer Staples Distribution & Retail — 2.3%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)(d)	1,762,969	39,843,099

Diversified Consumer Services(d) — 1.6%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	27,061,313
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	—

		27,061,313

Entertainment — 0.4%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)(d)	424,688	5,886,176

Financial Services(d)(g) — 1.4%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	11,492,819
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	11,492,819

		22,985,638

Interactive Media & Services — 1.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $16,961,509)(d)	150,113	24,018,080

IT Services(d) — 1.3%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	9,319,045
TRAX Ltd.
(Acquired 09/12/19, Cost: $10,999,988)	293,333	7,796,791
(Acquired 02/18/21, Cost: $9,999,998)	191,806	5,098,203

		22,214,039

Professional Services — 0.7%
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)(d)	190,705	12,626,578

Semiconductors & Semiconductor Equipment(d) — 4.3%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	50,275,023
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	22,778,713

		73,053,736

Software(d) — 11.0%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	74,970,910

Security	Shares	Value

Software (continued)
Databricks, Inc. (continued)
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	$25,442,631
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	5,022,839
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	43,066,784
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	4,982,302
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	1,889,326
Snyk Ltd., Seed Preferred, (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	26,319,688
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	3,472,521
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	2,140,360

		187,307,361

		424,929,483

Total Preferred Securities — 25.0% (Cost: $285,373,415)		424,929,483

Total Long-Term Investments — 101.4% (Cost: $1,104,056,362)		1,722,266,003

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(h)(i)(j)	11,457,109	11,461,692
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(h)(i)	1,779,697	1,779,697

Total Short-Term Securities — 0.8% (Cost: $13,242,534)		13,241,389

Total Investments Before Options Written — 102.2% (Cost: $1,117,298,896)		1,735,507,392

Options Written — (1.3)%
(Premiums Received: $(20,250,908))		(22,150,620)

Total Investments, Net of Options Written — 100.9% (Cost: $1,097,047,988)		1,713,356,772

Liabilities in Excess of Other Assets — (0.9)%		(14,520,055)

Net Assets — 100.0%		$ 1,698,836,717

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $505,670,873, representing 29.8% of its net assets as of period end, and an original cost of $363,733,621.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$11,462,964	(a)	$—		$(127)	$(1,145)	$11,461,692	11,457,109	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,471,804	307,893	(a)	—		—	—	1,779,697	1,779,697	95,178		—
SL Liquidity Series, LLC, Money Market Series(b)	2,878,719	—		(2,878,712	)(a)	555	(562)	—	—	28,764	(c)	—

						$428	$(1,707)	$13,241,389		$123,942		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
MercadoLibre, Inc.	23	04/05/24	USD	1,750.00	USD	3,478	$(4,370)
NVIDIA Corp.	121	04/05/24	USD	860.00	USD	10,933	(592,900)
Palo Alto Networks, Inc.	15	04/05/24	USD	330.00	USD	426	(503)
SentinelOne, Inc., Class A	378	04/05/24	USD	33.00	USD	881	(3,780)
Take-Two Interactive Software, Inc.	170	04/05/24	USD	155.00	USD	2,524	(3,145)
Tesla, Inc.	118	04/05/24	USD	215.00	USD	2,074	(708)
Vertiv Holdings Co.	123	04/05/24	USD	81.00	USD	1,005	(30,443)
Western Digital Corp.	238	04/05/24	USD	60.00	USD	1,624	(188,615)
Datadog Inc., Class A	205	04/12/24	USD	136.00	USD	2,534	(7,585)
NVIDIA Corp.	197	04/12/24	USD	900.00	USD	17,800	(635,817)
Spotify Technology SA	95	04/12/24	USD	280.00	USD	2,507	(17,670)
Tesla, Inc.	60	04/12/24	USD	200.00	USD	1,055	(5,610)
Vertiv Holdings Co.	123	04/12/24	USD	83.00	USD	1,005	(31,365)
Wolfspeed, Inc.	128	04/12/24	USD	31.00	USD	378	(14,400)
Workday, Inc., Class A	74	04/12/24	USD	275.00	USD	2,018	(31,450)
Zscaler, Inc.	82	04/12/24	USD	235.00	USD	1,580	(615)
Amkor Technology Inc.	475	04/19/24	USD	37.00	USD	1,531	(4,750)
Amkor Technology Inc.	600	04/19/24	USD	35.00	USD	1,934	(15,000)
ARM Holdings PLC, ADR	280	04/19/24	USD	130.00	USD	3,500	(151,200)
Astera Labs, Inc.	417	04/19/24	USD	100.00	USD	3,094	(56,295)
Cloudflare, Inc., Class A	230	04/19/24	USD	110.00	USD	2,227	(16,790)
Confluent, Inc., Class A	606	04/19/24	USD	34.00	USD	1,850	(19,695)
Credo Technology Group Holding Ltd.	2,060	04/19/24	USD	22.55	USD	4,365	(123,095)
CyberArk Software, Ltd.	128	04/19/24	USD	280.00	USD	3,400	(48,000)
Expedia Group, Inc.	61	04/19/24	USD	140.00	USD	840	(14,152)
Globant SA	103	04/19/24	USD	240.00	USD	2,080	(7,210)
Jabil, Inc.	425	04/19/24	USD	145.00	USD	5,693	(22,313)
Kinaxis, Inc.	175	04/19/24	CAD	165.00	CAD	2,695	(10,400)
Klaviyo, Inc., Series A	673	04/19/24	USD	30.00	USD	1,715	(6,730)
Legalzoom.com, Inc.	1,310	04/19/24	USD	12.00	USD	1,748	(186,675)
Manhattan Associates, Inc.	82	04/19/24	USD	250.00	USD	2,052	(49,200)
Marvell Technology, Inc.	427	04/19/24	USD	72.50	USD	3,027	(113,795)
MercadoLibre, Inc.	22	04/19/24	USD	1,670.00	USD	3,326	(9,020)
Monday.Com Ltd.	83	04/19/24	USD	230.00	USD	1,875	(63,910)
MongoDB, Inc., Class A	101	04/19/24	USD	410.00	USD	3,622	(16,615)
Monolithic Power Systems, Inc.	70	04/19/24	USD	740.00	USD	4,742	(59,500)
Nutanix, Inc., Class A	156	04/19/24	USD	65.00	USD	963	(16,770)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NVIDIA Corp.	197	04/19/24	USD	900.00	USD	17,800	$(809,177)
Palo Alto Networks, Inc.	52	04/19/24	USD	310.00	USD	1,477	(8,580)
PTC Inc.	105	04/19/24	USD	190.00	USD	1,984	(26,775)
Rambus, Inc.	670	04/19/24	USD	59.50	USD	4,141	(271,170)
Reddit, Inc., Class A	565	04/19/24	USD	65.00	USD	2,787	(108,762)
Samsara, Inc., Class A	796	04/19/24	USD	40.00	USD	3,008	(65,670)
Super Micro Computer, Inc.	42	04/19/24	USD	530.00	USD	4,242	(2,021,880)
Synopsys, Inc.	157	04/19/24	USD	570.00	USD	8,973	(261,405)
Take-Two Interactive Software, Inc.	185	04/19/24	USD	150.00	USD	2,747	(53,650)
Tesla, Inc.	49	04/19/24	USD	205.00	USD	861	(9,482)
Vertiv Holdings Co.	125	04/19/24	USD	80.00	USD	1,021	(63,125)
Wolfspeed, Inc.	806	04/19/24	USD	30.00	USD	2,378	(155,155)
Zscaler, Inc.	82	04/19/24	USD	250.00	USD	1,580	(492)
Coherent Corp.	351	04/26/24	USD	65.00	USD	2,128	(42,998)
Datadog Inc., Class A	22	04/26/24	USD	130.00	USD	272	(6,545)
Expedia Group, Inc.	107	04/26/24	USD	145.00	USD	1,474	(15,729)
MongoDB, Inc., Class A	42	04/26/24	USD	440.00	USD	1,506	(3,696)
NVIDIA Corp.	73	04/26/24	USD	920.00	USD	6,596	(285,977)
Pinterest, Inc., Class A	441	04/26/24	USD	37.00	USD	1,529	(36,603)
Samsara, Inc., Class A	614	04/26/24	USD	39.00	USD	2,320	(89,030)
SentinelOne, Inc., Class A	311	04/26/24	USD	25.00	USD	725	(15,550)
Spotify Technology SA	109	04/26/24	USD	280.00	USD	2,877	(109,000)
Super Micro Computer, Inc.	39	04/26/24	USD	1,350.00	USD	3,939	(64,350)
Take-Two Interactive Software, Inc.	140	04/26/24	USD	150.00	USD	2,079	(50,050)
Tesla, Inc.	113	04/26/24	USD	195.00	USD	1,986	(53,957)
Cloudflare, Inc., Class A	413	05/03/24	USD	115.00	USD	3,999	(88,382)
Coherent Corp.	404	05/03/24	USD	63.00	USD	2,449	(75,750)
Marvell Technology, Inc.	591	05/03/24	USD	72.00	USD	4,189	(218,670)
MongoDB, Inc., Class A	78	05/03/24	USD	390.00	USD	2,797	(62,985)
Pinterest, Inc., Class A	809	05/03/24	USD	40.00	USD	2,805	(53,394)
Samsara, Inc., Class A	638	05/03/24	USD	43.00	USD	2,411	(39,875)
SentinelOne, Inc., Class A	404	05/03/24	USD	25.00	USD	942	(28,280)
Spotify Technology SA	125	05/03/24	USD	285.00	USD	3,299	(115,000)
Tesla, Inc.	170	05/03/24	USD	190.00	USD	2,988	(123,250)
Western Digital Corp.	699	05/03/24	USD	65.00	USD	4,770	(356,490)
Wolfspeed, Inc.	82	05/03/24	USD	34.00	USD	242	(17,425)
Workday, Inc., Class A	57	05/03/24	USD	290.00	USD	1,555	(17,870)
ARM Holdings PLC, ADR	341	05/17/24	USD	135.00	USD	4,262	(335,032)
Cognex Corp.	382	05/17/24	USD	45.00	USD	1,620	(48,705)
Confluent, Inc., Class A	606	05/17/24	USD	34.00	USD	1,850	(109,080)
Credo Technology Group Holding Ltd.	568	05/17/24	USD	22.50	USD	1,204	(65,320)
Credo Technology Group Holding Ltd.	2,346	05/17/24	USD	25.00	USD	4,971	(76,245)
Datadog Inc., Class A	190	05/17/24	USD	135.00	USD	2,348	(93,575)
Globant SA	9	05/17/24	USD	230.00	USD	182	(3,375)
Informatica Inc., Class A	608	05/17/24	USD	40.00	USD	2,128	(50,160)
Kinaxis, Inc.	141	05/17/24	CAD	155.00	CAD	2,171	(81,974)
Klaviyo, Inc., Series A	673	05/17/24	USD	28.65	USD	1,715	(54,199)
Lattice Semiconductor Corp.	230	05/17/24	USD	80.00	USD	1,799	(124,200)
Legalzoom.com, Inc.	1,170	05/17/24	USD	13.00	USD	1,561	(128,700)
Manhattan Associates, Inc.	79	05/17/24	USD	250.00	USD	1,977	(107,835)
Marvell Technology, Inc.	275	05/17/24	USD	85.00	USD	1,949	(28,188)
MercadoLibre, Inc.	19	05/17/24	USD	1,600.00	USD	2,873	(105,355)
Monday.Com Ltd.	89	05/17/24	USD	240.00	USD	2,010	(119,260)
MongoDB, Inc., Class A	55	05/17/24	USD	390.00	USD	1,973	(66,825)
Nutanix, Inc., Class A	367	05/17/24	USD	67.50	USD	2,265	(56,885)
Palo Alto Networks, Inc.	163	05/17/24	USD	310.00	USD	4,631	(102,282)
Pinterest, Inc., Class A	129	05/17/24	USD	35.00	USD	447	(32,186)
PTC Inc.	105	05/17/24	USD	185.00	USD	1,984	(111,825)
Pure Storage, Inc., Class A	730	05/17/24	USD	55.00	USD	3,795	(116,800)
Rambus, Inc.	439	05/17/24	USD	70.00	USD	2,713	(92,190)
Reddit, Inc., Class A	565	05/17/24	USD	75.00	USD	2,787	(206,225)
Samsara, Inc., Class A	614	05/17/24	USD	40.00	USD	2,320	(113,590)

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SentinelOne, Inc., Class A	310	05/17/24	USD	26.00	USD	723	$(20,150)
Zscaler, Inc.	13	05/17/24	USD	230.00	USD	250	(2,269)
SentinelOne, Inc., Class A	366	06/21/24	USD	25.00	USD	853	(64,050)

							$(10,922,750)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphawave IP Group PLC	UBS AG	75,000	04/02/24	GBP	1.33	GBP	131	$(39,745)
Phison Electronics Corp.	JPMorgan Chase Bank N.A.	107,000	04/02/24	TWD	551.25	TWD	73,860	(464,237)
SiteMinder Ltd.	Morgan Stanley & Co. International PLC	67,000	04/02/24	AUD	5.57	AUD	377	(4,519)
SiteMinder Ltd.	UBS AG	49,900	04/02/24	AUD	5.92	AUD	281	(114)
TDK Corp.	JPMorgan Chase Bank N.A.	55,500	04/02/24	JPY	7,640.83	JPY	412,585	(11,815)
Wise PLC, Class A	UBS AG	30,000	04/02/24	GBP	8.57	GBP	278	(27,730)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	100,000	04/03/24	GBP	1.59	GBP	175	(20,232)
E Ink Holdings, Inc.	Morgan Stanley & Co. International PLC	334,000	04/03/24	TWD	237.14	TWD	75,851	(14,756)
Harmonic Drive Systems Inc.	JPMorgan Chase Bank N.A.	97,300	04/03/24	JPY	3,576.70	JPY	392,473	(281,271)
Informa PLC	Bank of America N.A.	72,600	04/03/24	GBP	8.15	GBP	604	(17,242)
Kaspi.KZ JSC, ADR	Morgan Stanley & Co. International PLC	4,000	04/03/24	USD	102.23	USD	515	(106,013)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	92,000	04/03/24	AUD	5.61	AUD	518	(5,032)
SOITEC	Morgan Stanley & Co. International PLC	8,300	04/03/24	EUR	147.44	EUR	794	—
TDK Corp.	JPMorgan Chase Bank N.A.	32,000	04/03/24	JPY	8,063.87	JPY	237,887	(768)
Wise PLC, Class A	Goldman Sachs International	47,500	04/03/24	GBP	8.56	GBP	440	(44,754)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	175,000	04/09/24	GBP	1.36	GBP	306	(86,133)
Alphawave IP Group PLC	UBS AG	75,000	04/09/24	GBP	1.33	GBP	131	(39,876)
Altium Ltd.	Morgan Stanley & Co. International PLC	60,400	04/09/24	AUD	51.58	AUD	3,937	(539,645)
Informa PLC	Goldman Sachs International	331,000	04/09/24	GBP	8.06	GBP	2,752	(119,362)
Kaspi.KZ JSC, ADR	Bank of America N.A.	3,000	04/09/24	USD	94.74	USD	386	(102,217)
Kaspi.KZ JSC, ADR	Morgan Stanley & Co. International PLC	8,000	04/09/24	USD	97.30	USD	1,029	(252,136)
Lasertec Corp.	JPMorgan Chase Bank N.A.	41,800	04/09/24	JPY	40,459.04	JPY	1,803,581	(779,882)
Lotes Co. Ltd.	JPMorgan Chase Bank N.A.	11,000	04/09/24	TWD	1,035.30	TWD	15,232	(120,352)
SiteMinder Ltd.	UBS AG	51,300	04/09/24	AUD	5.54	AUD	289	(5,350)
SOITEC	UBS AG	2,600	04/09/24	EUR	147.68	EUR	249	—
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	100,000	04/12/24	GBP	1.59	GBP	175	(21,910)
NEC Corp.	JPMorgan Chase Bank N.A.	23,800	04/12/24	JPY	9,842.56	JPY	263,027	(193,526)
Accton Technology Corp.	JPMorgan Chase Bank N.A.	333,000	04/16/24	TWD	580.88	TWD	152,722	(263)
Alchip Technologies Ltd.	JPMorgan Chase Bank N.A.	63,000	04/16/24	TWD	4,433.40	TWD	199,518	(583)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	175,000	04/16/24	GBP	1.38	GBP	306	(81,693)
Altium Ltd.	Goldman Sachs International	31,500	04/16/24	AUD	69.60	AUD	2,053	(617)
eMemory Technology, Inc.	JPMorgan Chase Bank N.A.	61,200	04/16/24	TWD	3,161.85	TWD	147,058	(771)
Kakao Corp.	JPMorgan Chase Bank N.A.	62,500	04/16/24	KRW	59,390.36	KRW	3,401,006	(13,769)
Kaspi.KZ JSC, ADR	Bank of America N.A.	6,000	04/16/24	USD	94.30	USD	772	(207,667)
Lotes Co. Ltd.	JPMorgan Chase Bank N.A.	57,000	04/16/24	TWD	1,048.34	TWD	78,927	(601,127)
SiteMinder Ltd.	UBS AG	51,300	04/16/24	AUD	5.54	AUD	289	(6,282)
Wiwynn Corp.	JPMorgan Chase Bank N.A.	67,000	04/16/24	TWD	2,468.85	TWD	146,829	(38,486)
Yageo Corp.	Bank of America N.A.	112,200	04/16/24	TWD	550.06	TWD	66,632	(157,540)
SK Hynix, Inc.	Bank of America N.A.	5,300	04/17/24	KRW	164,193.22	KRW	945,228	(62,947)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	150,000	04/23/24	GBP	1.38	GBP	263	(71,873)
Altium Ltd.	JPMorgan Chase Bank N.A.	57,000	04/23/24	AUD	52.73	AUD	3,715	(470,136)
Informa PLC	Goldman Sachs International	306,500	04/23/24	GBP	8.24	GBP	2,548	(82,376)
Kakao Corp.	Morgan Stanley & Co. International PLC	46,500	04/23/24	KRW	62,773.20	KRW	2,530,349	(5,199)
Kaspi.KZ JSC, ADR	Bank of America N.A.	7,100	04/23/24	USD	103.00	USD	913	(185,060)
Kaspi.KZ JSC, ADR	Citibank N.A.	6,000	04/23/24	USD	117.27	USD	772	(75,812)
SiteMinder Ltd.	UBS AG	51,300	04/23/24	AUD	5.54	AUD	289	(7,077)
SOITEC	UBS AG	5,000	04/23/24	EUR	138.60	EUR	479	(75)
Alphawave IP Group PLC	UBS AG	75,000	04/24/24	GBP	1.85	GBP	131	(5,013)
Alphawave IP Group PLC	UBS AG	50,000	04/24/24	GBP	1.90	GBP	88	(2,558)
Altium Ltd.	Bank of America N.A.	51,565	04/24/24	AUD	67.17	AUD	3,361	(14,684)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BE Semiconductor Industries NV	Goldman Sachs International	40,100	04/24/24	EUR	174.15	EUR	5,694	$(21,592)
Kaspi.KZ JSC, ADR	Bank of America N.A.	15,400	04/24/24	USD	106.08	USD	1,981	(355,033)
Lattice Semiconductor Corp.	Barclays Bank PLC	39,200	04/24/24	USD	77.85	USD	3,067	(149,995)
SiteMinder Ltd.	Bank of America N.A.	143,000	04/24/24	AUD	5.90	AUD	805	(6,074)
Wise PLC, Class A	UBS AG	47,600	04/24/24	GBP	9.30	GBP	441	(26,159)
Wolters Kluwer NV	Goldman Sachs International	65,700	04/24/24	EUR	149.92	EUR	9,536	(67,741)
ASM International NV	Morgan Stanley & Co. International PLC	9,700	04/25/24	EUR	585.90	EUR	5,506	(153,155)
King Yuan Electronics Co., Ltd.	Morgan Stanley & Co. International PLC	524,000	04/25/24	TWD	92.75	TWD	55,572	(234,689)
Phison Electronics Corp.	BNP Paribas SA	100,000	04/25/24	TWD	583.80	TWD	69,028	(338,400)
Wise PLC, Class A	Goldman Sachs International	47,500	04/25/24	GBP	8.93	GBP	440	(38,852)
Pure Storage, Inc., Class A	UBS AG	102,000	04/29/24	USD	42.75	USD	5,303	(967,127)
Alphawave IP Group PLC	UBS AG	175,000	04/30/24	GBP	1.74	GBP	306	(23,727)
Kaspi.KZ JSC, ADR	Goldman Sachs International	7,000	04/30/24	USD	104.85	USD	900	(170,788)
King Yuan Electronics Co., Ltd.	Bank of America N.A.	572,000	04/30/24	TWD	116.10	TWD	60,663	(44,216)
NEC Corp.	Société Générale	26,700	04/30/24	JPY	10,323.39	JPY	295,076	(149,170)
Nintendo Co., Ltd.	UBS AG	84,300	04/30/24	JPY	8,417.71	JPY	696,317	(109,590)
SiteMinder Ltd.	Goldman Sachs International	92,000	04/30/24	AUD	5.48	AUD	518	(16,089)
SiteMinder Ltd.	UBS AG	67,000	04/30/24	AUD	5.54	AUD	377	(10,209)
SOITEC	Morgan Stanley & Co. International PLC	9,200	04/30/24	EUR	147.26	EUR	881	(120)
Synopsys, Inc.	JPMorgan Chase Bank N.A.	19,500	04/30/24	USD	569.08	USD	11,144	(421,281)
Xero Ltd.	UBS AG	46,100	04/30/24	AUD	142.15	AUD	6,143	(55,243)
Nutanix, Inc., Class A	Bank of America N.A.	15,600	05/01/24	USD	60.48	USD	963	(58,546)
ASM International NV	Bank of America N.A.	9,700	05/02/24	EUR	580.61	EUR	5,506	(213,431)
BE Semiconductor Industries NV	Goldman Sachs International	14,000	05/02/24	EUR	173.84	EUR	1,988	(10,753)
BE Semiconductor Industries NV	Goldman Sachs International	3,100	05/02/24	EUR	155.06	EUR	440	(8,232)
Informa PLC	Goldman Sachs International	277,600	05/02/24	GBP	8.35	GBP	2,308	(62,118)
Kokusai Electric Corp.	JPMorgan Chase Bank N.A.	81,000	05/02/24	JPY	4,623.67	JPY	314,782	(31,979)
Lotes Co. Ltd.	Morgan Stanley & Co. International PLC	21,000	05/02/24	TWD	1,049.10	TWD	29,078	(222,326)
Wise PLC, Class A	UBS AG	47,600	05/02/24	GBP	9.55	GBP	441	(22,505)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	140,000	05/07/24	GBP	1.82	GBP	245	(15,094)
Kaspi.KZ JSC, ADR	Bank of America N.A.	6,000	05/07/24	USD	107.11	USD	772	(134,515)
Kaspi.KZ JSC, ADR	Goldman Sachs International	3,000	05/07/24	USD	105.06	USD	386	(73,110)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	86,000	05/07/24	AUD	5.33	AUD	484	(21,886)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	67,000	05/07/24	AUD	5.34	AUD	377	(16,734)
SOITEC	Goldman Sachs International	13,000	05/07/24	EUR	146.48	EUR	1,244	(218)
SOITEC	Morgan Stanley & Co. International PLC	500	05/07/24	EUR	138.74	EUR	48	(17)
Xero Ltd.	JPMorgan Chase Bank N.A.	28,100	05/07/24	AUD	133.35	AUD	3,744	(101,243)
SK Hynix, Inc.	Morgan Stanley & Co. International PLC	19,000	05/08/24	KRW	165,890.00	KRW	3,388,553	(243,657)
SiteMinder Ltd.	UBS AG	143,000	05/10/24	AUD	5.89	AUD	805	(9,868)
Pure Storage, Inc., Class A	JPMorgan Chase Bank N.A.	68,000	05/13/24	USD	42.00	USD	3,535	(706,514)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	140,000	05/14/24	GBP	1.82	GBP	245	(16,857)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	67,000	05/14/24	AUD	5.69	AUD	377	(8,457)
Kaspi.KZ JSC, ADR	Citibank N.A.	3,000	05/16/24	USD	130.41	USD	386	(17,912)
SK Hynix, Inc.	Bank of America N.A.	35,900	05/16/24	KRW	188,962.00	KRW	6,402,581	(176,708)
Yageo Corp.	Bank of America N.A.	111,000	05/16/24	TWD	594.31	TWD	65,919	(64,937)
Alphawave IP Group PLC	Morgan Stanley & Co. International PLC	75,000	05/21/24	GBP	1.88	GBP	131	(7,848)
Alphawave IP Group PLC	UBS AG	99,600	05/21/24	GBP	1.84	GBP	174	(12,206)
Money Forward, Inc.	Citibank N.A.	74,500	05/21/24	JPY	7,195.75	JPY	503,074	(130,731)
SiteMinder Ltd.	UBS AG	67,000	05/21/24	AUD	5.85	AUD	377	(6,315)
Wise PLC, Class A	Bank of America N.A.	85,700	05/21/24	GBP	9.75	GBP	794	(38,507)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	158,900	05/28/24	AUD	5.86	AUD	895	(14,517)
Alphawave IP Group PLC	UBS AG	75,000	05/29/24	GBP	1.87	GBP	131	(8,964)
Alphawave IP Group PLC	UBS AG	175,000	06/04/24	GBP	1.89	GBP	306	(21,690)

								$(11,227,870)

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$14,790,443	$—	$—	$14,790,443
Broadline Retail	24,504,336	—	—	24,504,336
Communications Equipment	—	13,384,685	—	13,384,685
Consumer Finance	22,029,986	—	—	22,029,986
Diversified Consumer Services	—	—	—	—
Electrical Equipment	9,139,036	—	—	9,139,036
Electronic Equipment, Instruments & Components	43,687,768	37,141,081	—	80,828,849
Entertainment	39,627,155	11,491,308	—	51,118,463
Financial Services	—	8,941,657	—	8,941,657
Health Care Technology	5,351,535	—	—	5,351,535
Hotels, Restaurants & Leisure	5,818,698	—	—	5,818,698
Interactive Media & Services	32,923,810	9,835,521	—	42,759,331
IT Services	40,366,899	9,220,574	47,276,473	96,863,946
Machinery	—	7,119,747	—	7,119,747
Media	—	25,906,631	—	25,906,631
Professional Services	8,269,613	25,420,943	—	33,690,556
Semiconductors & Semiconductor Equipment	353,110,727	106,977,453	—	460,088,180
Software	215,261,282	55,665,857	44,704,601	315,631,740
Technology Hardware, Storage & Peripherals	67,864,687	11,504,014	—	79,368,701
Preferred Securities
Preferred Stocks	—	—	424,929,483	424,929,483
Short-Term Securities
Money Market Funds	13,241,389	—	—	13,241,389

	$895,987,364	$322,609,471	$516,910,557	$1,735,507,392

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(10,474,286)	$(11,676,334)	$—	$(22,150,620)

(a)	Derivative financial instruments are options written. Options written are shown at value.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Term Trust (BSTZ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$92,486,598	$448,979,134	$541,465,732
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	3,814,548	3,814,548
Net change in unrealized appreciation (depreciation)(a)	(505,524)	(7,233,825)	(7,739,349)
Purchases	—	513,002	513,002
Sales	—	(21,143,376)	(21,143,376)

Closing balance, as of March 31, 2024	$91,981,074	$424,929,483	$516,910,557

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(a)	$(505,524)	$(7,233,825)	$(7,739,349)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$91,981,074	Market	Revenue Multiple	2.00x - 22.00x		12.40x
			Volatility	70% - 75%		73%
			Time to Exit	1.0 -3.0 years		2.0 years

Preferred Stocks (b)	424,929,483	Market	Revenue Multiple	1.69x -22.00x		14.87x
			Time to Exit	0.5 -4.0 years		3.5 years
			Volatility	36% - 80%		56%
			Market Adjustment Multiple	1.30x - 1.30x		1.30x
			Gross Profit Multiple	6.75x		—

	$516,910,557

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

(b)

For the period end March 31, 2024, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

JSC	Joint Stock Company

8